Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 39,615	$ 5,451	¥ 1,927
Restricted cash	900	124	34,312
Accounts receivable	18,553	2,553	15,748
Inventories	5,990	824	5,439
Advance to suppliers	11,251	1,548	10,816
Other current assets	75,966	10,454	94,813
Amount due from related parties	406	56	142
Total current assets	152,681	21,010	163,197
Non-current assets:
Property, plant and equipment, net	9,506	1,308	11,764
Intangible assets, net	167	23	201
Operating lease right-of-use assets, net	18,855	2,595	21,656
Long-term investments	143,912	19,803	123,367
Refundable deposit for investment	58,953	8,112	72,774
Other non-current assets	36,865	5,073	36,029
Total non-current assets	268,258	36,914	265,791
Total assets	420,939	57,924	428,988
Current liabilities:
Short-term bank borrowing	5,000	688	5,000
Current portion of long-term borrowing	9,000	1,238	9,500
Accounts payable	18,134	2,495	10,231
Accrued expenses and other liabilities	29,085	4,003	35,231
Income tax payables	5,200	716	5,201
Advances from customers	1,299	179	2,537
Operating lease liabilities – current	1,811	249	1,750
Amount due to related parties	291	40	5,431
Total current liabilities	69,820	9,608	74,881
Non-current liabilities:
Operating lease liabilities – non-current	5,054	695	5,980
Total non-current liabilities	5,054	695	5,980
Total liabilities	74,874	10,303	80,861
Commitments and contingencies			3,507
Shareholders’ equity:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 1,243,140 and 3,168,544 issued and outstanding as of December 31, 2023 and June 30, 2024, respectively)
Additional paid-in capital	507,807	69,877	479,400
Translation reserve			446
Accumulated deficit	(196,701)	(27,067)	(173,176)
Total U POWER LIMITED’s shareholders’ equity	311,106	42,810	306,670
Non-controlling interests	34,959	4,811	37,950
Total equity	346,065	47,621	344,620
Total liabilities and equity	¥ 420,939	$ 57,924	¥ 428,988